Offsetting of Financial Assets and Financial Liabilities - Offsetting Information Regarding Financial Assets and Financial Liabilities (Detail) - Derivatives [member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gross amounts of recognized financial assets	¥ 134,338	¥ 108,978
Amounts offset in the consolidated statements of financial position, financial assets
Net amounts presented in the consolidated statements of financial position, financial assets	134,338	108,978
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial assets	(98,419)	(65,430)
Net Amounts, financial assets	35,919	43,548
Gross amounts of recognized financial liabilities	151,942	82,256
Amounts offset in the consolidated statements of financial position, financial liabilities
Net amounts presented in the consolidated statements of financial position, financial liabilities	151,942	82,256
Amounts not offset due to not meeting offsetting criteria despite being subject to a master netting agreement or similar agreement, financial liabilities	(98,419)	(65,430)
Net Amounts, financial liabilities	¥ 53,523	¥ 16,826